UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2007

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    January 31, 2008


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      35

Form13F Information Table Value Total:      $210,717 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP   COM              026874107     6996   120000 SH       SOLE    NONE           120000        0        0
AUTOMATIC DATA PROCESSING      COM              053015103     9712   218100 SH       SOLE    NONE           218100        0        0
AUTOZONE                       COM              053332102     9173    76500 SH       SOLE    NONE            76500        0        0
BEAR STEARNS COMPANIES         COM              073902108     3530    40000 SH       SOLE    NONE            40000        0        0
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103      670    29850 SH       SOLE    NONE            29850        0        0
CABELA'S INCORPORATED - CLASS  A                126804301     5079   337000 SH       SOLE    NONE           337000        0        0
CBRL GROUP INC.                COM              12489V106     4894   151095 SH       SOLE    NONE           151095        0        0
CISCO SYSTEMS                  COM              17275R102     6594   243600 SH       SOLE    NONE           243600        0        0
COCA-COLA COMPANY              COM              191216100     6137   100000 SH       SOLE    NONE           100000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     4109   225000 SH       SOLE    NONE           225000        0        0
COMCAST CORP SPECIAL CLASS A S A                20030N200     3805   210000 SH       SOLE    NONE           210000        0        0
COSTCO WHOLESALE CORP.         COM              22160K105     5581    80000 SH       SOLE    NONE            80000        0        0
DARDEN RESTAURANTS             COM              237194105     5126   185000 SH       SOLE    NONE           185000        0        0
DELL INC.                      COM              24702R101     7598   310000 SH       SOLE    NONE           310000        0        0
DSW INC - CLASS A              A                23334L102     8283   441500 SH       SOLE    NONE           441500        0        0
EBAY                           COM              278642103     6226   187600 SH       SOLE    NONE           187600        0        0
FARO TECHNOLOGIES INC          COM              311642102     7906   290891 SH       SOLE    NONE           290891        0        0
GANNETT COMPANY                COM              364730101     5070   130000 SH       SOLE    NONE           130000        0        0
HOME DEPOT                     COM              437076102     5169   191875 SH       SOLE    NONE           191875        0        0
INTUIT INC                     COM              461202103     8234   260500 SH       SOLE    NONE           260500        0        0
JOHNSON & JOHNSON              COM              478160104     8137   122000 SH       SOLE    NONE           122000        0        0
KRISPY KREME DOUGHNUTS         COM              501014104     1248   395000 SH       SOLE    NONE           395000        0        0
MERCURY GENERAL                COM              589400100     5479   110000 SH       SOLE    NONE           110000        0        0
MICROSOFT                      COM              594918104     1616    45400 SH       SOLE    NONE            45400        0        0
MSC SOFTWARE                   COM              553531104     6205   477637 SH       SOLE    NONE           477637        0        0
PFIZER                         COM              717081103     1659    73000 SH       SOLE    NONE            73000        0        0
PROGRESSIVE CORP               COM              743315103     7846   409500 SH       SOLE    NONE           409500        0        0
SONIC CORP.                    COM              835451105     8061   368100 SH       SOLE    NONE           368100        0        0
STATE STREET CORP.             COM              857477103     7714    95000 SH       SOLE    NONE            95000        0        0
TARGET CORP                    COM              87612E106     8250   165000 SH       SOLE    NONE           165000        0        0
TIMBERLAND CO  CLASS A         A                887100105     3706   205000 SH       SOLE    NONE           205000        0        0
TJX COMPANIES                  COM              872540109    10802   376000 SH       SOLE    NONE           376000        0        0
WAL-MART STORES INC.           COM              931142103     7367   155000 SH       SOLE    NONE           155000        0        0
WELLS FARGO & CO.  COMMON STOC COM              949746101     6461   214000 SH       SOLE    NONE           214000        0        0
WESTERN UNION CO-W/I           COM              959802109     6274   258400 SH       SOLE    NONE           258400        0        0